Interest bearing debt, Credit Facility (Details) $ in Thousands	1 Months Ended				3 Months Ended		9 Months Ended
	Sep. 30, 2022 USD ($)	Aug. 31, 2022 USD ($)	Jun. 30, 2022 USD ($)	May 31, 2022 USD ($) Vessel	Sep. 30, 2022 USD ($)	Sep. 30, 2021 USD ($)	Sep. 30, 2022 USD ($)	Sep. 30, 2021 USD ($)
Credit Facility [Abstract]
Proceeds from sale of vessels					$ 36,987	$ 29,587	$ 113,165	$ 87,063
ABN Amro Credit Facility [Member]
Credit Facility [Abstract]
Gain on sale of vessels				$ 12,700
Number of vessels whose debt was repaid | Vessel				2
Repayment of long-term debt				$ 13,300
Revolving credit facility tranches cancelled				9,900
Frequency of periodic repayment							quarterly
Debt repayment installment amount							$ 6,400
Debt repayment final payment							$ 178,200
ABN Amro Credit Facility [Member] | DHT Hawk [Member]
Credit Facility [Abstract]
Proceeds from sale of vessels				40,000
ABN Amro Credit Facility [Member] | DHT Falcon [Member]
Credit Facility [Abstract]
Proceeds from sale of vessels				$ 38,000
Credit Agricole Credit Facility [Member]
Credit Facility [Abstract]
Frequency of periodic repayment							quarterly
Debt repayment installment amount							$ 700
Debt repayment final payment							$ 29,700
Danish Ship Finance Credit Facility [Member]
Credit Facility [Abstract]
Frequency of periodic repayment							semiannual
Debt repayment installment amount							$ 1,200
Debt repayment final payment							$ 24,300
Nordea Credit Facility [Member]
Credit Facility [Abstract]
Frequency of periodic repayment							quarterly
Debt repayment installment amount							$ 1,300
Debt repayment next periodic installment payment							5,900
Debt repayment final payment							40,900
Debt repayment last periodic installment payment							5,200
Debt prepayment before installment term	$ 50,000		$ 23,100
Uncommitted accordion available	$ 250,000				$ 250,000		$ 250,000
Nordea Credit Facility [Member] | DHT Edelweiss [Member]
Credit Facility [Abstract]
Proceeds from sale of vessels		$ 37,000
Gain on sale of vessels		6,800
Repayment of long-term debt		12,200
Revolving credit facility tranches cancelled		$ 2,400